Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 0	$ 0	$ 0
Total Assets	0	0	0
Current Liabilities
Accounts payable	144,684	145,822	149,794
Accrued expenses	0	44,000	251,132
Due to related party	47,000	103,000
Notes payable	564,378	534,478	332,332
Total Current Liabilities	756,062	827,300	733,258
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825, 13,918,825 and 918,825 issued and outstanding, respectively	75,919	13,919	919
Additional Paid-in Capital	4,535,075	4,473,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)	(7,222)
Deficit Accumulated During the Development Stage	(5,362,595)	(5,310,205)	(5,200,030)
Total Stockholders' Deficit	(756,062)	(827,300)	(733,258)
Total Liabilities and Stockholders' Deficit	$ 0	$ 0	$ 0